Income Taxes	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Income Taxes
28.	INCOME TAXES
On July 31, 2019, the Company converted to a C corporation in the province of British Columbia for US tax purposes due to the reverse takeover of Cannex. Prior to July 31, 2019, the Company was classified as a Limited Liability Corporation (“LLC”) for US tax purposes. As such, prior to July 31, 2019, losses generated from operations were passes through to individual members.
Internal Revenue Code (“IRC”) Section 280E denies, at the US federal level, deductions and credits attributable to a trade or business trafficking in controlled substances. Because the Company is subject to IRC Section 280E, the Company has computed its US tax based on gross receipts less cost of goods sold. The tax provision for the year ended December 31, 2019, has been prepared based on the assumption that cost of goods sold is a valid expense for income tax purposes.
A reconciliation of income taxes at statutory rates is as follows:

	December 31, 2019	December 31, 2018
Net current taxes:
U.S Federal	$1,221	$—
U.S State	388	—
Deferred taxes:
U.S Federal	(171)	171
U.S State	(61)	61

Total	$1,377	$232

Income tax expense is comprised of:

	December 31, 2019	December 31, 2018
Loss before income taxes	$(179,529)	$(9,948)
Statutory tax rate	27.7%	27.7%
Tax recovery based on statutory rates	(49,724)	(2,755)
Permanent non-deductible items	48,200	—
Non-controlling interests	86	—
State taxes	(20)	—
Canadian losses	(389)	—
Pre-acquisition partnership income	3,169	—
Net changes in deferred tax liabilities	(683)	232
Change in unrecognized deferred tax assets	738	2,628

Income tax expense	$1,377	$105

The components of deferred tax assets and liabilities were as follows:

	December 31, 2019	December 31, 2018
Deferred tax assets
Net loss	$738	$—
Net right-of-use assets and liabilities	126	—
Interest accretion on convertible debt	363	—
Other	43	—
Total deferred tax assets	1,270	—
Valuation allowance	(873)	—

Total net deferred tax assets	397	—
Deferred tax liabilities
Property and equipment	(822)	(232)
Intangible assets	(1,164)	—
Fair value adjustment on biological assets	(605)	—
Total deferred tax liabilities	(2,591)	—

Total net deferred tax liabilities	(2,194)	(232)
Federal & state purchase accounting adjustment to goodwill	2,194	—

Total adjusted deferred tax liabilities	$—	$(232)

Deferred tax assets and liabilities have been offset where they relate to income taxes levied by the same taxation authority and the Company has the legal right and intent to offset.
Movement in net deferred tax liabilities:

	December 31, 2019	December 31, 2018
Balance at the beginning of the year	$232	$—
Recognized in profit/loss	(232)	232

Balance at the end of the year	$—	$232

Deferred taxes are provided as a result of temporary differences that arise due to the differences between the income tax values and the carrying amount of assets and liabilities. Deferred tax assets have not been recognized in respect of the following deductible temporary differences:

• Net operating losses – US States	$ 350
• Non-capital losses carried forward – Canada	$ 389
The Company’s US net operating losses expire as follows:

• 2032 – Illinois	$2,541
• 2040 – California	$1,224
The Company’s Canadian
non-capital
income tax losses totaling $1,440 expire in 2039.